Expense Example - American Funds International Vantage Fund - Class R-6	Jan. 13, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 677